Securities Act Registration No. 333-184169

Investment Company Act Registration No. 811-22756

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☐

☐	Pre-Effective Amendment No._
☒	Post-Effective Amendment No. 48

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐

☒	Amendment No. 49

(Check appropriate box or boxes.)

Advisors Preferred Trust

(Exact Name of Registrant as Specified in Charter)

1445 Research Boulevard, Suite 530

Rockville, MD 20850

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (240) 223-1998

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, 17th Floor

Columbus, OH 43215

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On (___) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 48 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 24th day of August, 2015.

Advisors Preferred Trust

By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                  Title

Kevin E. Wolf *                         Treasurer and Principal Financial Officer

Catherine Ayers-Rigsby *       President, Principal Executive Officer and Trustee

Brian S. Humphrey *               Trustee

Charles R. Ranson *              Trustee

Felix Rivera *                          Trustee

Janet P. Ailstock *                   Trustee

*By: /s/ JoAnn M. Strasser

JoAnn M. Strasser

Attorney-in-Fact

August 24, 2015

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase